Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Subsequent Events [Text Block]

20. Subsequent Events

On April 3, 2023, the Company closed the transactions contemplated by the Purchase Agreement entered into on March 12, 2023, with Alora, pursuant to which Alora agreed to acquire certain assets and assume certain liabilities of AcelRx relating to its sufentanil sublingual tablet product referred to as DSUVIA or DZUVEO, or any other single-dose pharmaceutical product for use in medically supervised settings containing a sublingual tablet that includes sufentanil as the sole active ingredient, as a 30 mcg tablet or other dosage form or strength as reasonably necessary for lifecycle management, or the Product. The Product expressly excludes the pharmaceutical product referred to as Zalviso (sufentanil sublingual tablets, each 15 mcg), any other multi-dose administration system containing sufentanil sublingual tablets (whether as the sole active ingredient or in combination with other active ingredients), and any single-dose formulation of sufentanil for use outside of a medically supervised setting. With the closing of the transaction, AcelRx is entitled to receive (a) up to $116.5 million in sales-based milestones, (b) quarterly payments in an amount equal to 15% of net sales based on sales of Product to all customers, other than sales to the United States Department of Defense, or DoD, under the Marketing Agreement (as defined below), pursuant to which Alora will pay AcelRx 75% of Product net sales to the DoD, and sales by or on behalf of Laboratoire Aguettant, or Aguettant, and (c) 20% of any consideration, excluding royalty payments based on sales of Product and subject to customary exclusions, received by Alora or its affiliates in connection with a grant to any third party of a license related to Product, or by Alora or its affiliates or equityholders in connection with a sale or transfer to any third party of an ownership interest in any assets acquired by Alora under the Purchase Agreement.

The Purchase Agreement contains customary representations, warranties, and covenants by each party. Alora agreed not to practice, license or otherwise exploit any of the intellectual property rights acquired by it under the Purchase Agreement to manufacture, develop or commercialize any product (other than Product) that is or has been commercialized by AcelRx or its affiliate as of the date of the Purchase Agreement, or any product that is competitive with any such product. In addition, Alora will use commercially reasonable efforts to maintain regulatory approvals for and commercialize Product in the United States. If Alora (together with other relevant parties, taken as a whole) fails to commercialize, sell and distribute Product within the six-month period beginning on July 1, 2023, then all rights granted to Alora pursuant to the Purchase Agreement will, upon AcelRx’s written notice, revert back to AcelRx. The Purchase Agreement also contains indemnification rights for each of AcelRx and Alora for breaches of representations, warranties, and covenants, as well as certain other matters, subject to certain specified limitations.

The Closing included the execution of the Amended DZUVEO Agreement (as defined below) and the Amended and Restated Supply Agreement (as defined below) between AcelRx and Aguettant, as well as certain ancillary agreements between AcelRx and Alora. Such ancillary agreements include (a) an intellectual property agreement, pursuant to which Alora granted fully-paid, royalty-free and perpetual licenses to AcelRx under certain specified intellectual property rights acquired by Alora under the Purchase Agreement for, among other things, the development, manufacture, commercialization and exploitation of certain products, including Zalviso, (b) a transition services agreement, pursuant to which, during the period specified therein, AcelRx will be paid to provide certain services (including, manufacturing technology transfer, supply chain, regulatory, and medical affairs services) to Alora, and distribute, on behalf of Alora, certain inventory of Product transferred to Alora under the Purchase Agreement, and (c) a marketing agreement, or the Marketing Agreement, pursuant to which AcelRx will have the exclusive right to market and offer Product for sale to DoD and Alora will pay to AcelRx 75% of net sales of Product sold to DoD, subject to adjustment in certain circumstances.

Amendments to Certain Agreements Between AcelRx and Aguettant

AcelRx and Aguettant are parties to (a) the License and Commercialization Agreement, dated July 14, 2021, pursuant to which Aguettant obtained the exclusive right to develop and commercialize DZUVEO in certain European countries for the management of acute moderate to severe pain in adults in medically monitored settings, or the DZUVEO Agreement, and (b) the supply agreement, dated December 6, 2021, with respect to the manufacture and supply of DZUVEO in form of bulk product by AcelRx to Aguettant, or the Supply Agreement. Pursuant to the Purchase Agreement, AcelRx and Aguettant entered into an amendment to the DZUVEO Agreement, or the Amended DZUVEO Agreement, and an amendment and restatement to the Supply Agreement, or the Amended and Restated Supply Agreement.

Pursuant to the Amended DZUVEO Agreement, (a) Aguettant’s obligations to make sales-based milestone payments and to achieve certain levels of minimum sales terminated, (b) AcelRx agreed to manufacture and supply DZUVEO in the form of bulk products (i.e., products that are pre-packaged in labeled pouches and packed in bright stock cartons for shipment) to Aguettant or its affiliates or sublicensees, and Aguettant will be responsible for manufacturing finished products from bulk products, before Aguettant establishes a semi-automated packaging line for Product, and (c) after Aguettant has established such semi-automated packaging line, AcelRx will cause DZUVEO to be manufactured and supplied in the form of bulk tablets (i.e., products in tablet forms supplied in bulk (not packaged) quantities) to Aguettant or its affiliates or sublicensees, and Aguettant will be responsible for manufacturing finished products from bulk tablets. The Amended and Restated Supply Agreement will govern the manufacture and supply of DZUVEO in the form of bulk products or bulk tablets, and contain customary terms, including those with respect to manufacturing requirements, forecast, delivery, and post-delivery inspection.

Pursuant to the Purchase Agreement, AcelRx assigned the Amended DZUVEO Agreement and the Amended and Restated Supply Agreement to Alora.

In addition, AcelRx and Aguettant are parties to the License and Commercialization Agreement, dated July 14, 2021, pursuant to which AcelRx obtained exclusive rights to develop and commercialize certain ephedrine pre-filled syringe and certain phenylephrine prefilled syringe in the United States, or the PFS Agreement. In connection with AcelRx’s and Aguettant’s agreement to enter into the Amended DZUVEO Agreement and the Amended and Restated Supply Agreement, the parties entered into an amendment to the PFS Agreement, or the Amended PFS Agreement, pursuant to which, effective April 3, 2023, (a) Aguettant paid AcelRx a complementary payment in the amount of EUR 1,500,000, and (b) AcelRx’s obligation to make a certain specified sales-milestone payment terminated such that the maximum amount in sales-based milestone payments that Aguettant is entitled to receive has been reduced to $21 million.

Termination Agreement and Mutual Release Between AcelRx and Catalent

On March 12, 2023, AcelRx and Catalent Pharma Solutions, LCC, or Catalent, entered into a termination agreement and mutual release, or the Termination Agreement, to terminate the Site Readiness Agreement with an effective date of August 15, 2019 and as amended on September 24, 2020, the SRA Agreement, and the commercial supply agreement with an effective date of March 31, 2021, the CSA Agreement. Pursuant to the Termination Agreement, as of the date on which AcelRx has removed and transported certain equipment from Catalent’s site, the SRA Agreement and the CSA Agreement will terminate except with respect to certain specified provisions of such agreements.

2022 Pre-Funded Warrants

The 2022 Pre-Funded Warrants to purchase 2,632,898 shares of common stock were fully exercised in the first quarter of 2023.